Leases (Details) - Schedule of Rights-of-Use Assets and Lease Liabilities - Operating lease [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases (Details) - Schedule of Rights-of-Use Assets and Lease Liabilities [Line Items]
Rights-of-use assets – operating lease	$ 85,221	$ 447,475
Operating lease liabilities – current	88,139	366,809
Operating lease liabilities – non-current		88,139
Operating lease liabilities	88,139	454,948
Operating lease cost	$ 379,510	$ 311,708
Weighted-average remaining lease term	6 months 29 days	1 year 2 months 12 days
Weighted average discount rate	4.26%	4.26%